Equity net - Partners equity (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2017	Dec. 31, 2020
Disclosure Of Partners Equity Net LineItems [Line Items]
Number of shares issued and fully paid		656,484,745		656,484,745
Applicable Dividend Distribution Tax Rate	6.80%		5.00%
Common shares [member]
Disclosure Of Partners Equity Net LineItems [Line Items]
Number of shares issued and fully paid		1,214,528,739		1,214,528,739
Value of shares issued and fully paid		$ 398,216